Deutsche Investment Management Americas Inc.
One Beacon Street
Boston, MA 02108

April 1, 2010

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

RE:	DWS Global Inflation Plus Fund (the “Fund”), a series of DWS Institutional Funds (the “Trust”) (Reg. Nos. 33-34079 and 811-06071)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 89 to the Trust’s Registration Statement on form N-1A (the “Amendment”), do not differ from that contained in the Amendment, which is the most recent Amendment to such Registration Statement and was filed electronically on April 1, 2010.

Any comments or questions on this filing should be directed to the undersigned at (617) 295-3357.

Very truly yours,
.

                     /s/Thomas H. Connors

Thomas H. Connors
Director and Senior Counsel

cc:           Thomas Hiller, Esq., Ropes & Gray